Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Acquisition Costs
Schedule of deferred acquisition costs
	Years Ended December 31,
	2012	2011	2010
Beginning balance	$229	$160	$295
Costs deferred	462	397	300
Amortization	(477)	(328)	(435)
Ending balance	$214	$229	$160